GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2010	Apr. 01, 2013
Entity-Wide Revenue, Major Customer, Percentage	14.90%	17.80%	13.70%
Business Acquisitions Contingent Consideration At Fair Value				$ 329
Business Acquisition Liability With Regards To Commitment For Future Payments Recorded At Present Value			391	967
Business Acquisition, Contingent Consideration, As At Balance Sheet Date	443	556
Maximum Additional Earn Out Paid		120
Payments to Acquire Businesses, Gross		395
Mail Vision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage	29.60%	29.60%	25.61%		29.20%
Natural Speech Communication Ltd [Member]
Business Acquisition, Contingent Consideration, As At Balance Sheet Date			$ 115
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%
Maximum [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.50%